Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 21	$ 2,805
Noninterest-bearing deposits - securing a letter of credit
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 21	784
Noninterest-bearing deposits - legal settlement reserve funds
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 2,021